Fair Value Measurements - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and marketable securities held in Trust Account	$ 233,476,543	$ 231,467,889
Fair Value, Recurring [Member] | Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and marketable securities held in Trust Account	$ 233,476,543	$ 231,467,889